Other financial assets - Schedule of Other Trade Deposits and Loans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ (88)	$ (8)	$ (17)
Americas [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	6
EMEAA [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ 9